RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)	1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2012	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Jun. 15, 2022
Related Party Transaction [Line Items]
Accrued Salaries						$ 400,000	$ 450,000
Interest Expense, Related Party		$ 65,445	$ 65,445	$ 130,171	$ 130,171	262,500	263,219
Interest paid related to accrued compensation						453,345
Retainer fees						8,500
Payment for fee						$ 17,000
Number of options exercised						6,507
Interest paid owed on accrued compensation								$ 250,000
Chief Executive Officer [Member]
Related Party Transaction [Line Items]
Signing bonus owed to related party per signed agreement	$ 1,000,000
Base salary	$ 1,625,000
Interest rate	10.00%
Accrued Salaries		2,625,000		2,625,000		$ 2,625,000	2,625,000
Interest Payable		$ 1,445,764		$ 1,445,764		$ 1,565,588	$ 1,756,438
Ms. Leslee Dart [Member] | Put Option [Member]
Related Party Transaction [Line Items]
Price per share						$ 46.10